Other operating income	12 Months Ended
Dec. 31, 2021
Other operating income.
Other operating income

(26) Other operating income

In 2021, 2020 and 2019, other operating income mainly relates to refunds from Sanofi relating to the development of portfolios in Lyon and Toulouse in the amount of k€ 35,762 (2020: k€ 43,398; 2019: k€ 32,822). Further included are refunds from French CIR (crédit d’impôt recherche) in the amount of k€ 22,691 (2020: k€ 19,308; 2019: k€ 17,618) and Italy in the amount of k€ 2,784 (2020: k€ 124; 2019: k€ 6,735) as well as similar refunds in UK from the „Research and Development Expenditure Credit”(RDEC) in the amount of k€ 6,502 (2020: k€ 4,337; 2019: k€  3,874). These tax refunds from tax development programmes are akin to a government grant and as a result shown as other operating income.